Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VBAL-PSTK-0724-122 1.918616.122	July 26, 2024
Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VB-INV-PSTK-0724-122 1.918617.122	July 26, 2024